Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Interest on bank deposits and other	$ 406	$ 69	$ 203
Exchange rate differences, net	87
Realized gain on sale of marketable securities, net		34	6
Interest on marketable securities	2,107	1,896	1,046
Total financial income	2,600	1,999	1,255
Financial expenses:
Bank charges	(299)	(244)	(277)
Exchange rate differences, net		(757)	(478)
Realized loss on sale of marketable securities, net	(480)
Amortization of premium and accretion of discount on marketable securities	(388)	(546)	(454)
Total financial expenses	(1,167)	(1,547)	(1,209)
Total financial expense (income):	$ (1,433)	$ (452)	$ (46)